UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      104,773
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
American Express Co.             COM            25816109       225     4,500 SH       SOLE                    4,500      0    0
Apple Computer Inc               COM            37833100       205       525 SH       SOLE                      525      0    0
Ballantyne of Omaha Inc.         COM            58516105        55    14,300 SH       SOLE                   14,300      0    0
Bankunited Inc                   COM            06652K103      423    17,000 SH       SOLE                   17,000      0    0
Berkshire Hathaway Inc. Del      CL A           84670108     5,575        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del      CL B           84670702     7,024    94,700 SH       SOLE                   94,700      0    0
BP PLC-SPONS ADR                 ADRS           55622104       386     8,500 SH       SOLE                    8,500      0    0
Bristol Myers Squibb Co.         COM            110122108      473    16,500 SH       SOLE                   16,500      0    0
Cadiz Inc.                       COM            127537207    1,793   166,345 SH       SOLE                  166,345      0    0
CBS Corp.                        CL B           124857202      328    12,000 SH       SOLE                   12,000      0    0
Chesapeake Energy Corp.          COM            165167107      244     7,100 SH       SOLE                    7,100      0    0
Ciber Inc                        COM            17163B102       60    12,000 SH       SOLE                   12,000      0    0
Cisco Systems Inc.               COM            17275R102      161    10,100 SH       SOLE                   10,100      0    0
Citigoup Inc.                    COM            172967424      230     6,000 SH       SOLE                    6,000      0    0
CME Group Inc.                   COM            12572Q105    1,157     4,000 SH       SOLE                    4,000      0    0
Columbia Laboratories Inc.       COM            197779101       45    15,700 SH       SOLE                   15,700      0    0
Comcast Corp.                    CL A SPL       20030N200    1,057    45,300 SH       SOLE                   45,300      0    0
Cons Tomoka Land Co-Florida      COM            210226106      242     8,286 SH       SOLE                    8,286      0    0
Crexendo Inc                     COM            226552107      301    83,600 SH       SOLE                   83,600      0    0
Dow Chem Co.                     COM            260543103      303     8,700 SH       SOLE                    8,700      0    0
Enerplus Resources Fund          UNIT           292766102    1,168    37,400 SH       SOLE                   37,400      0    0
Fortegra Financial Corp.         COM            34954W104      488    62,908 SH       SOLE                   62,908      0    0
Frontier Communications Corp     COM            35906A108      387    51,620 SH       SOLE                   51,620      0    0
Gencorp Inc                      COM            368682100       92    16,200 SH       SOLE                   16,200      0    0
General Electric Co              COM            369604103      648    36,200 SH       SOLE                   36,200      0    0
Goldman Sachs Group Inc          COM            38141G104      383     2,840 SH       SOLE                    2,840      0    0
Google Inc                       CL A           38259P508      984     1,630 SH       SOLE                    1,630      0    0
Hewlett-Packard Co               COM            428236103      496    14,100 SH       SOLE                   14,100      0    0
Hollywood Media Corp             COM            436233100      378   235,001 SH       SOLE                  235,001      0    0
Innodata Isogen Inc              COM            457642205      107    35,000 SH       SOLE                   35,000      0    0
IPATH S&P 500 VIX S/T FU ETN     ETF            06740C261    1,597    68,201 SH       SOLE                   68,201      0    0
Johnson & Johnson                COM            478160104      337     5,200 SH       SOLE                    5,200      0    0
JPMorgan Chase & Co.             COM            46625H100      210     5,200 SH       SOLE                    5,200      0    0
Kennedy-Wilson Hldgs             COM            489398107   44,175 3,669,000 SH       SOLE                3,669,000      0    0
Magnum Hunter Resources Corp     COM            55973B102       95    13,200 SH       SOLE                   13,200      0    0
Martha Stewart Living            CL A           573083102       82    20,000 SH       SOLE                   20,000      0    0
MDC Partners Inc                 COM            552697104      814    40,775 SH       SOLE                   40,775      0    0
Microsoft Corp.                  COM            594918104    1,915    69,900 SH       SOLE                   69,900      0    0
New Frontier Media Inc           COM            644398109       44    31,500 SH       SOLE                   31,500      0    0
Nucor Corp.                      COM            670346105      579    14,900 SH       SOLE                   14,900      0    0
NYSE Euronext                    COM            629491101    1,188    35,500 SH       SOLE                   35,500      0    0
Orbit Intl Corp                  COM            685559304    3,313   686,000 SH       SOLE                  686,000      0    0
Penn West Petroleum Trust        UNIT           707887105    1,356    60,800 SH       SOLE                   60,800      0    0
Perma-Fix Environmental Svcs     COM            714157104      390   253,561 SH       SOLE                  253,561      0    0
Pfizer Inc                       COM            717081103      318    16,500 SH       SOLE                   16,500      0    0
Polymet Mining Corp.             COM            731916102      218   136,000 SH       SOLE                  136,000      0    0
Proshares Short Dow 30           ETF            74347R701      469    11,400 SH       SOLE                   11,400      0    0
Proshares Short S&P 500          ETF            74347R503    1,358    32,600 SH       SOLE                   32,600      0    0
Reading International Inc        CL A           755408101      250    57,500 SH       SOLE                   57,500      0    0
SMF Energy Corp                  COM            78453M208       34    24,445 SH       SOLE                   24,445      0    0
Taylor Devices Inc               COM            877163105      231    41,415 SH       SOLE                   41,415      0    0
Time Warner Inc                  COM            887317303      369    10,500 SH       SOLE                   10,500      0    0
Ultra Petroleum Corp             COM            903914109    2,069    44,200 SH       SOLE                   44,200      0    0
Ultrashort Real Estate Proshares ETF            74347X583      283    20,100 SH       SOLE                   20,100      0    0
Viacom Inc                       CL B           92553P201    2,009    41,500 SH       SOLE                   41,500      0    0
Wal Mart Stores Inc              COM            931142103      443     8,400 SH       SOLE                    8,400      0    0
White Mtns Ins Group Ltd         COM            G9618E107   15,001    35,600 SH       SOLE                   35,600      0    0
Yahoo Inc                        COM            984332106      208    15,900 SH       SOLE                   15,900      0    0
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